KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.3%
	Automotive: Parts and Accessories — 1.1%
19,540	Autoliv Inc.	$1,260,525

	Banking — 0.7%
73,959	Umpqua Holdings Corp.	786,924

	Broadcasting — 1.0%
14,208	Nexstar Media Group Inc., Cl. A	1,189,068

	Building and Construction — 5.4%
33,115	Fortune Brands Home & Security Inc.	2,117,042
79,307	KB Home	2,433,139
16,902	Vulcan Materials Co.	1,958,097

		6,508,278

	Business Services — 6.0%
68,992	Hudson Pacific Properties Inc., REIT	1,735,839
66,922	Iron Mountain Inc., REIT	1,746,664
27,252	Lamar Advertising Co., Cl. A, REIT	1,819,343
48,754	Quanta Services Inc.	1,912,619

		7,214,465

	Computer Software and Services — 3.2%
45,530	CDK Global Inc.	1,885,853
82,215	Perspecta Inc.	1,909,854

		3,795,707

	Consumer Products — 4.1%
41,393	Brunswick Corp.	2,649,566
17,190	Hasbro Inc.	1,288,391
29,296	Reynolds Consumer Products Inc.	1,017,743

		4,955,700

	Consumer Services — 1.4%
26,386	Equity LifeStyle Properties Inc., REIT	1,648,597

	Diversified Industrial — 4.0%
162,441	GrafTech International Ltd.	1,296,279
32,886	ITT Inc.	1,931,724
84,170	nVent Electric plc	1,576,504

		4,804,507

	Electronics — 3.5%
26,132	Agilent Technologies Inc.	2,309,285
29,321	Dolby Laboratories Inc., Cl. A	1,931,374

		4,240,659

	Energy and Utilities — 17.4%
14,374	American Water Works Co. Inc.	1,849,359
33,690	Black Hills Corp.	1,908,875
76,345	Cabot Oil & Gas Corp.	1,311,607
33,862	Diamondback Energy Inc.	1,416,109
30,702	Evergy Inc.	1,820,322
78,650	MDU Resources Group Inc.	1,744,457
19,663	National Fuel Gas Co.	824,470
66,808	NRG Energy Inc.	2,175,268
62,848	OGE Energy Corp.	1,908,065
13,798	Pioneer Natural Resources Co.	1,348,065
59,793	PPL Corp.	1,545,051
29,996	UGI Corp.	953,873
23,687	Valero Energy Corp.	1,393,269
105,328	WPX Energy Inc.†	671,993

		20,870,783

	Entertainment — 0.4%
41,446	Cinemark Holdings Inc.	478,701

	Financial Services — 17.1%
64,613	Air Lease Corp.	1,892,515
13,451	Ameriprise Financial Inc.	2,018,188
21,269	Arthur J Gallagher & Co.	2,073,515
11,722	BOK Financial Corp.	661,590

Shares		Market Value
27,482	Comerica Inc.	$1,047,064
32,656	Discover Financial Services	1,635,739
96,586	Equitable Holdings Inc.	1,863,144
34,032	Popular Inc.	1,264,969
29,126	Prosperity Bancshares Inc.	1,729,502
15,865	Reinsurance Group of America Inc.	1,244,451
24,278	South State Corp.	1,157,089
54,504	Synovus Financial Corp.	1,118,967
56,114	Virtu Financial Inc., Cl. A	1,324,290
30,300	Voya Financial Inc.	1,413,495

		20,444,518

	Food and Beverage — 3.0%
47,259	Conagra Brands Inc.	1,662,099
29,674	Lamb Weston Holdings Inc.	1,897,059

		3,559,158

	Health Care — 9.5%
3,105	Chemed Corp.	1,400,572
7,359	Cigna Corp.	1,380,916
28,057	Encompass Health Corp.	1,737,570
62,783	Healthcare Trust of America Inc., Cl. A, REIT	1,665,005
110,497	Sabra Health Care REIT Inc.	1,594,472
15,753	STERIS plc	2,417,140
13,338	Universal Health Services Inc., Cl. B	1,238,967

		11,434,642

	Hotels and Gaming — 3.8%
19,547	Marriott Vacations Worldwide Corp.	1,606,959
91,989	VICI Properties Inc., REIT	1,857,258
26,448	Wyndham Hotels & Resorts Inc.	1,127,214

		4,591,431

	Machinery — 3.9%
43,917	BWX Technologies Inc.	2,487,459
30,127	Oshkosh Corp.	2,157,696

		4,645,155

	Metals and Mining — 1.9%
16,328	Franco-Nevada Corp.	2,280,042

	Real Estate — 1.5%
47,834	Highwoods Properties Inc., REIT	1,785,643

	Retail — 2.0%
127,634	Brixmor Property Group Inc., REIT	1,636,268
16,317	PVH Corp.	784,032

		2,420,300

	Specialty Chemicals — 6.4%
28,171	FMC Corp.	2,806,395
61,173	Huntsman Corp.	1,099,279
39,556	Olin Corp.	454,498
25,642	RPM International Inc.	1,924,688
70,832	Valvoline Inc.	1,369,183

		7,654,043

	TOTAL COMMON STOCKS	116,568,846

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	SHORT TERM INVESTMENT — 2.7%
	Other Investment Companies — 2.7%
3,191,119	Fidelity Government Portfolio, Cl. I, 0.060%*	$3,191,119

	TOTAL INVESTMENTS — 100.0%
	(Cost $114,791,294).	$119,759,965

*	1 day yield as of June 30, 2020.
†	Non-income producing security.

REIT Real Estate Investment Trust

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